Operating Lease Arrangements	12 Months Ended
Aug. 31, 2019
Statements [Line Items]
Operating Lease Arrangements [Text Block]

22. Operating Lease Arrangements

The Company has entered into commercial leases on its premises and the future minimum lease payments under non-cancellable operating leases are as follows:

2020	$205,537
2021	214,644
2022	216,921
2023	221,474
2024	223,751
2025 and thereafter	74,584